REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2025	2024
Customer 1	$2,663,440	$1,718,298
Customer 2	2,629,654	1,607,542
Customer 3	1,983,248	1,480,736
Customer 4	1,812,904	1,304,802
Total sales to customers exceeding 10.0% of revenues from mining operations	$9,089,246	$6,111,378
Percentage of total revenues from mining operations	76.3%	73.8%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2025	2024
Revenue from contracts with customers	$11,880,601	$8,285,815
Provisional pricing adjustments on concentrate sales	27,250	(62)
Total revenues from mining operations	$11,907,851	$8,285,753

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2025	2024
Revenues from contracts with customers:
Gold	$11,718,661	$8,170,356
Silver	102,466	79,208
Zinc	9,198	3,937
Copper	50,276	32,314
Total revenues from contracts with customers	$11,880,601	$8,285,815